Short-term and Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Aggregate Maturities of Long-term Debt	The aggregate maturities of the Group’s long-term debt subsequent to December 31, 2020 are as follows:

RMB
2021	1,126
2022	17,081
2023	3,009
2024	984
2025	952
Thereafter	2,196

25,348

Short-term debt [member]
Statement [LineItems]
Summary of Debt
Short-term debt comprises:

	December 31,
	2019	2020
	RMB	RMB
Loans from banks—unsecured	15,831	4,831
Super short-term commercial papers—unsecured	19,995	11,999
Other loans—unsecured	80	—
Loans from China Telecom Group—unsecured	6,621	11,164

Total short-term debt	42,527	27,994

Long-term debt and payable [member]
Statement [LineItems]
Summary of Debt
Long-term debt comprises:

		December 31,
	Interest rates and final maturity	2019	2020
		RMB	RMB
Bank loans—unsecured
Renminbi denominated (Note (i))	Interest rates ranging from 1.08% to 1.20% per annum with maturities through 2036	7,738	6,975
US Dollars denominated	Interest rates ranging from 1.25% to 2.00% per annum with maturities through 2028	288	224
Euro denominated	Interest rate of 2.30% per annum with maturities through 2032	173	152

		8,199	7,351
Other loans—unsecured
Renminbi denominated		1	1
Medium-term note—unsecured (Note (ii))		4,995	4,996
Company bonds – unsecured (Note (iii))		—	2,000
Loans from China Telecom Group—unsecured
Renminbi denominated (Note (iv))		23,300	11,000

Total long-term debt		36,495	25,348
Less: Current portion		(4,444)	(1,126)

Non-current portion		32,051	24,222

Notes:
(i)
The Group obtained long-term RMB denominated government loans with below-market interest rates ranging from 1.08% to 1.20% per annum through banks (the
“Low-interest
Loans”). The Group recognized the
Low-interest
Loans at their fair value on initial recognition, and accreted the discount to profit or loss using the effective interest rate method. The difference between the fair value and face value of the
Low-interest
Loans was recognized as government grants in deferred revenue (Note 24).

(ii)
On January 22, 2019, the Group issued three-year RMB denominated medium-term note, amounting to RMB3,000, with interest rate of 3.42% per annum, and incurred issuing costs of RMB3. The medium-term note is unsecured and is repayable on January 21, 2022.

On March 19, 2019, the Group issued three-year RMB denominated medium-term note, amounting to RMB2,000, with interest rate of 3.41% per annum and incurred issuing costs of RMB3. The medium-term note is unsecured and is repayable on March 18, 2022.
(iii) On March 10, 2020, the Group issued three-year RMB denominated company bonds, amounting to RMB2,000, to qualified investors in Shanghai Stock Exchange, with interest rate of 2.90% per annum. The company bonds are unsecured and are payable on March 9, 2023.
(iv) On December 25, 2017, the Group obtained long-term RMB denominated loans, amounting to RMB40,000, from China Telecommunications Corporation, with interest rate of 3.8% per annum, which are repayable within 3 to 5 years. The Group partially repaid these loans amounting to RMB3,000, RMB13,700 and RMB12,300, respectively, in 2018, 2019 and 2020.